DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning liabilities

($000s)	2018	2017
Balance, beginning of year	$60,611	$62,844
Incurred on development activities	678	1,501
Acquired through asset acquisitions	3,462	—
Revisions on estimates	37	3,210
Decommissioning costs incurred	(2,242)	(2,758)
Reversed on dispositions	—	(5,473)
Accretion expense	1,328	1,287
Balance, end of year	$63,874	$60,611